Available-For-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Interest-bearing investments in available-for-sale securities
Amortized Cost	$ 727,602	$ 869,590
Gross Unrealized Gains	1,045	1,484
Gross Unrealized Losses	1,029	3,585
Fair Value	727,618	867,489
Money market funds [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	485,012	510,711
Fair Value	485,012	510,711
U.S. government treasuries [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	93,255	110,021
Gross Unrealized Gains	132	318
Fair Value	93,387	110,339
Corporate bonds [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	60,350	80,517
Gross Unrealized Gains	573	400
Gross Unrealized Losses		562
Fair Value	60,923	80,355
Government guaranteed debt [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	32,484	70,725
Gross Unrealized Gains	205	435
Fair Value	32,689	71,160
U.S. agency securities [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	27,637	57,232
Gross Unrealized Gains	119	308
Fair Value	27,756	57,540
Supranational and sovereign debt [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	11,628	10,247
Gross Unrealized Gains	16	23
Fair Value	11,644	10,270
Mortgages (including agencies and corporate) [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	5,780	7,576
Gross Unrealized Losses	646	1,181
Fair Value	5,134	6,395
Asset backed obligations [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	3,800	5,469
Gross Unrealized Losses	383	960
Fair Value	3,417	4,509
Commercial paper and certificates of deposit [Member]
Interest-bearing investments in available-for-sale securities
Amortized Cost	7,656	17,092
Gross Unrealized Losses		882
Fair Value	$ 7,656	$ 16,210